DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 28, 2014 Segment Customer Brands		Mar. 29, 2013		Dec. 27, 2013
Description of Business and Basis of Presentation [Line Items]
Number of customers	100,000
Number of distinct and targeted brands	13
Percentage of U.S. population the Company is able to provide next-day delivery service	98.00%
Long-term debt	$ 824,130				$ 798,347
Number of operating segments	1
Number of reportable segments	1
Net sales	392,469	[1]	380,753	[1]
JanSan [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	181,197	[1]	177,596	[1]
Plumbing [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	73,478	[1]	71,994	[1]
Hardware, Tools and Fixtures [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	35,091	[1]	31,235	[1]
HVAC [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	24,088	[1]	25,049	[1]
Electrical and Lighting [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	21,076	[1]	20,457	[1]
Appliances and Parts [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	20,168	[1]	17,729	[1]
Security and Safety [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	17,229	[1]	17,260	[1]
Other Products [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	20,142	[1]	19,433	[1]
ABL Facility [Member] | Line of Credit [Member]
Description of Business and Basis of Presentation [Line Items]
Long-term debt	110,000				115,000
ABL Facility [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member] | Line of Credit [Member]
Description of Business and Basis of Presentation [Line Items]
Long-term debt, fair value	110,092				115,098
Term Loan Facility [Member]
Description of Business and Basis of Presentation [Line Items]
Long-term debt	349,130	[2],[3]			0	[2],[3]
Term Loan Facility [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Description of Business and Basis of Presentation [Line Items]
Long-term debt, fair value	349,563				0
OpCo Notes [Member]
Description of Business and Basis of Presentation [Line Items]
Long-term debt	0	[2],[4]			318,347	[2],[4]
OpCo Notes [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Description of Business and Basis of Presentation [Line Items]
Long-term debt, fair value	0				317,625
HoldCo Notes [Member]
Description of Business and Basis of Presentation [Line Items]
Long-term debt	365,000				365,000
HoldCo Notes [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Description of Business and Basis of Presentation [Line Items]
Long-term debt, fair value	$ 396,938				$ 398,763

[1]	The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior periods in these tables have been recast to be consistent with current presentation.
[2]	In March of 2014, Interline New Jersey entered into the Term Loan Facility and used a portion of the proceeds to finance the redemption of the OpCo Notes and discharge its remaining obligations thereunder.
[3]	As of March 28, 2014, the Term Loan Facility included an unamortized original issue discount of $0.9 million.
[4]	As of December 27, 2013, the OpCo notes included an unamortized fair value premium of $18.3 million recorded as a result of the Merger. On March 26, 2014, Interline New Jersey discharged its remaining obligations under the OpCo Notes.